UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21983

NASDAQ Premium Income & Growth Fund Inc.
(Exact name of registrant as specified in charter)
Nuveen Investments 333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	9/30/2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
NASDAQ Premium Income & Growth Fund Inc. (QQQX)
September 30, 2012

Shares	Description (1)	Value
Common Stocks – 101.9%
Aerospace & Defense – 0.6%
8,234	General Dynamics Corporation	$ 544,432
2,843	Lockheed Martin Corporation	265,479
2,019	Precision Castparts Corporation	329,783
8,828	United Technologies Corporation	691,144
Total Aerospace & Defense	1,830,838
Air Freight & Logistics – 0.3%
2,768	FedEx Corporation	234,228
8,274	United Parcel Service, Inc., Class B	592,170
4,069	UTI Worldwide, Inc.	54,809
Total Air Freight & Logistics	881,207
Airlines – 0.1%
6,915	Ryanair Holdings PLC	223,009
Auto Components – 0.2%
1,406	Autoliv Inc.	87,130
1,182	BorgWarner Inc., (2)	81,688
10,993	Gentex Corporation	186,991
1,182	Johnson Controls, Inc.	32,387
4,227	Lear Corporation	159,738
Total Auto Components	547,934
Automobiles – 0.0%
1,370	Tesla Motors Inc.	40,114
2,084	Thor Industries, Inc.	75,691
Total Automobiles	115,805
Beverages – 0.1%
4,447	Brown-Forman Corporation	290,167
1,705	PepsiCo, Inc.	120,663
Total Beverages	410,830
Biotechnology – 6.5%
14,421	Alkermes Inc., (2)	299,236
11,732	BioMarin Pharmaceutical Inc.	472,448
65,433	Celgene Corporation, (2)	4,999,081
9,456	Cubist Pharmaceuticals Inc.	450,862
3,182	Dendreon Corporation, (2)	15,369
2,256	Emergent BioSolutions, Inc., (2)	32,058
3,162	Enzon Inc.	22,008
2,955	Exelixis, Inc., (2)	14,243
3,743	Genomic Health, Inc., (2)	129,845
24,340	Geron Corporation	41,378
120,884	Gilead Sciences, Inc., (2)	8,018,236
14,073	Grifols SA	321,287
5,317	Halozyme Therapeutics, Inc., (2)	40,197
6,049	Immunogen, Inc., (2)	88,315
9,571	Incyte Pharmaceuticals Inc., (2)	172,757
872	Intermune, Inc., (2)	7,822
10,136	ISIS Pharmaceuticals, Inc.	142,614
36,642	Lexicon Genetics, Inc.	85,009
7,053	MannKind Corporation, (2)	20,313
12,904	Myriad Genentics Inc., (2)	348,279
5,158	Onyx Pharmaceuticals Inc.	435,851
4,703	Opko Health Inc., (2)	19,659
5,683	Regeneron Pharmaceuticals, Inc., (2)	867,567
12,177	Seattle Genetics, Inc.	328,170
3,054	Theravance Inc., (2)	79,129
6,117	United Therapeutics Corporation, (2)	341,818
25,630	Vertex Pharmaceuticals Inc., (2)	1,433,999
Total Biotechnology	19,227,550
Capital Markets – 0.3%
409	Affiliated Managers Group Inc., (2)	50,307
1,498	Franklin Resources, Inc.	187,355
11,627	SEI Investments Company	249,399
5,883	T. Rowe Price Group Inc.	372,394
5,152	TD Ameritrade Holding Corporation	79,186
Total Capital Markets	938,641
Chemicals – 0.4%
2,138	Air Products & Chemicals Inc.	176,813
5,970	Ecolab Inc.	386,916
7,810	Methanex Corporation	222,897
1,163	Monsanto Company	105,856
3,448	Praxair, Inc.	358,178
Total Chemicals	1,250,660
Commercial Services & Supplies – 0.6%
3,842	Cintas Corporation	159,251
5,162	Copart Inc., (2)	143,142
2,670	Iron Mountain Inc.	91,074
7,605	KAR Auction Services Inc.	150,123
1,951	Republic Services, Inc.	53,672
3,753	Rollins Inc.	87,783
15,000	Tetra Tech, Inc., (2)	393,900
1,389	Tyco International Ltd.	78,145
3,738	United Stationers, Inc.	97,263
4,788	Waste Connections Inc.	144,837
9,417	Waste Management, Inc.	302,097
Total Commercial Services & Supplies	1,701,287
Communications Equipment – 7.8%
1,419	ADTRAN, Inc.	24,520
2,808	Arris Group Inc., (2)	35,914
604,206	Cisco Systems, Inc.	11,534,293
21,858	LM Ericsson Telefonaktiebolget, Sponsored ADR	199,564
184,022	QUALCOMM, Inc.	11,499,535
10,352	Tellabs Inc.	36,646
Total Communications Equipment	23,330,472
Computers & Peripherals – 22.4%
94,500	Apple, Inc., (3)	63,056,070
216,218	Dell Inc., (2)	2,131,909
8,806	EMC Corporation, (2)	240,140
10,243	Hewlett-Packard Company	174,746
4,837	Logitech International SA	44,259
24,822	SanDisk Corporation, (2)	1,078,019
Total Computers & Peripherals	66,725,143
Containers & Packaging – 0.1%
3,876	Silgan Holdings, Inc.	168,645
Distributors – 0.3%
40,470	LKQ Corporation, (2)	748,695
Diversified Consumer Services – 0.1%
5,783	Career Education Corporation, (2)	21,802
3,940	Education Management Corporation, (2)	12,253
1,285	Strayer Education Inc.	82,690
1,212	Weight Watcher’s International Inc.	63,994
Total Diversified Consumer Services	180,739
Diversified Financial Services – 0.1%
1,389	Moody’s Corporation	61,352
3,537	MSCI Inc., Class A Shares, (2)	126,589
Total Diversified Financial Services	187,941
Diversified Telecommunication Services – 0.3%
11,623	AT&T Inc.	438,187
12,086	Verizon Communications Inc.	550,759
4,072	Windstream Corporation	41,168
Total Diversified Telecommunication Services	1,030,114
Electronic Equipment & Instruments – 0.3%
995	Amphenol Corporation, Class A	58,586
3,675	Arrow Electronics, Inc., (2)	123,884
5,960	Avnet Inc., (2)	173,376
13,756	National Instruments Corporation	346,239
1,870	Plexus Corporation	56,642
Total Electronic Equipment & Instruments	758,727
Food & Staples Retailing – 0.6%
2,453	Casey’s General Stores, Inc.	140,164
5,132	CVS Caremark Corporation	248,491
1,862	Fresh Market Inc.	111,683
20,370	Kroger Co.	479,510
1,050	PriceSmart, Inc.	79,506
14,549	Safeway Inc.	234,093
14,234	Walgreen Co.	518,687
1,360	Weis Markets Inc.	57,569
Total Food & Staples Retailing	1,869,703
Health Care Equipment & Supplies – 0.7%
4,453	Baxter International, Inc.	268,338
2,926	Becton, Dickinson and Company	229,867
7,605	Boston Scientific Corporation, (2)	43,653
1,655	C. R. Bard, Inc.	173,196
6,787	Covidien PLC	403,284
1,123	Idexx Labs Inc., (2)	111,570
9,210	Medtronic, Inc.	397,135
2,552	Saint Jude Medical Inc.	107,516
3,714	Stryker Corporation	206,721
1,202	Varian Medical Systems, Inc., (2)	72,505
2,561	Zimmer Holdings, Inc.	173,175
Total Health Care Equipment & Supplies	2,186,960
Health Care Providers & Services – 1.8%
7,890	AmerisourceBergen Corporation	305,422
7,457	Cardinal Health, Inc.	290,599
1,584	Catamaran Corporation	155,184
63,658	Express Scripts, Inc., (2)	3,989,447
5,773	McKesson HBOC Inc.	496,651
1,606	Patterson Companies, Inc.	54,989
Total Health Care Providers & Services	5,292,292
Health Care Technology – 0.1%
8,481	Allscripts Healthcare Solutions Inc., (2)	105,419
13,136	Quality Systems Inc.	243,673
Total Health Care Technology	349,092
Hotels, Restaurants & Leisure – 1.2%
3,330	Cheesecake Factory Inc.	119,048
2,690	Darden Restaurants, Inc.	149,968
13,940	McDonald’s Corporation	1,278,995
1,773	Panera Bread Company, (2)	302,988
13,593	Wynn Resorts Ltd	1,569,176
Total Hotels, Restaurants & Leisure	3,420,175
Household Durables – 0.0%
100	NVR Inc., (2)	84,450
Household Products – 0.1%
985	Colgate-Palmolive Company	105,612
3,724	Procter & Gamble Company	258,297
Total Household Products	363,909
Industrial Conglomerates – 0.1%
1,793	3M Co.	165,709
3,005	Danaher Corporation	165,726
Total Industrial Conglomerates	331,435
Insurance – 0.0%
5,268	CNA Financial Corporation	141,182
Internet & Catalog Retail – 5.7%
50,848	Amazon.com, Inc., (2)	12,931,663
1,604	Hosting Site Network, Inc.	78,676
1,547	MakeMyTrip Limited	26,345
6,208	Priceline.com Incorporated, (2)	3,841,076
Total Internet & Catalog Retail	16,877,760
Internet Software & Services – 11.6%
31,371	Baidu.com, Inc., Sponsored ADR, (2)	3,664,760
1,468	Digital River, Inc., (2)	24,457
147,828	eBay Inc., (2)	7,156,353
28,325	Google Inc., Class A, (2)	21,371,213
11,128	IAC/InterActiveCorp.	579,324
4,807	J2 Global Inc.	157,766
1,436	Mercadolibre, Inc.	118,542
7,516	Netease.com, Inc., (2)	421,948
4,376	NIC, Incorporated, (2)	64,765
5,556	Open Text Corporation	306,358
1,782	Rackspace Hosting Inc., (2)	117,772
1,733	Sina Corporation	112,090
2,032	Sohu.com Inc.	85,527
8,335	ValueClick, Inc., (2)	143,279
5,270	WebMD Health Corporation, Class A, (2)	73,938
Total Internet Software & Services	34,398,092
IT Services – 1.9%
4,453	Acxiom Corporation	81,356
27,590	Amdocs Limited	910,194
10,704	Computer Sciences Corporation	344,776
5,989	CSG Systems International Inc., (2), (3)	134,693
1,114	Gartner Inc.	51,344
19,208	Genpact Limited	320,389
1,448	Global Payments Inc.	60,570
19,648	Henry Jack and Associates Inc.	744,659
9,723	International Business Machines Corporation (IBM)	2,017,036
8,650	ManTech International Corporation, Class A	207,600
3,931	NeuStar, Inc., (2)	157,358
20,035	SAIC, Inc.	241,221
6,846	Sapient Corporation	72,978
2,118	Teradata Corporation, (2)	159,718
8,580	Total System Services Inc.	203,346
Total IT Services	5,707,238
Life Sciences Tools & Services – 0.7%
4,788	Charles River Laboratories International, Inc., (2)	189,605
14,460	ICON plc	352,390
5,980	Luminex Corporation, (2)	116,251
20,567	Techne Corporation	1,479,590
1,133	Thermo Fisher Scientific, Inc.	66,654
Total Life Sciences Tools & Services	2,204,490
Machinery – 0.4%
2,571	AGCO Corporation, (2)	122,071
4,955	CNH Global N.V.	192,105
1,251	Deere & Company	103,195
4,297	Eaton Corporation	203,076
7,181	Makita Corporation, ADR	277,833
3,641	Nordson Corporation	213,435
2,114	WABCO Holdings Inc., (2)	121,914
1,585	Woodward Governor Company	53,858
Total Machinery	1,287,487
Marine – 0.0%
985	Kirby Corporation	54,451
Media – 5.6%
225,171	Comcast Corporation, Class A	8,054,367
3,044	Comcast Corporation, Special Class A	105,931
1,123	Discovery Communications inc., Class A Shares, (2)	66,964
1,399	Dreamworks Animation SKG Inc., (2)	26,903
6,138	Focus Media Holding, Limited, (2)	143,629
2,045	Lamar Advertising Company, (2)	75,788
616	Liberty Media Corporation, Liberty Capital Class A Tracking Stock, (2)	64,169
205,331	News Corporation, Class A	5,036,769
23,585	News Corporation, Class B	584,908
11,375	Omnicom Group, Inc.	586,495
2,345	Scripps Networks Interactive, Class A Shares	143,584
25,207	Thomson Corporation	727,474
9,988	Walt Disney Company	522,173
6,836	WPP Group PLC	465,737
Total Media	16,604,891
Metals & Mining – 0.1%
1,901	Rangold Resources Limited	233,823
Multiline Retail – 1.0%
2,039	Big Lots, Inc., (2)	60,314
7,979	Dollar General Corporation, (2)	411,238
5,152	Family Dollar Stores, Inc.	341,578
4,059	J.C. Penney Company, Inc., (2)	98,593
11,978	Kohl’s Corporation	613,513
10,757	Macy’s, Inc.	404,678
2,818	Nordstrom, Inc.	155,497
11,919	Target Corporation	756,499
Total Multiline Retail	2,841,910
Office Electronics – 0.1%
29,579	Xerox Corporation	217,110
1,872	Zebra Technologies Corporation, Class A, (2)	70,275
Total Office Electronics	287,385
Personal Products – 0.0%
1,862	Herbalife, Limited	88,259
Pharmaceuticals – 1.9%
11,141	Abbott Laboratories	763,827
4,275	Allergan, Inc.	391,505
3,606	Bristol-Myers Squibb Company	121,703
16,076	Eli Lilly and Company	762,163
8,946	Endo Pharmaceuticals Holdings Inc., (2)	283,767
12,362	Forest Laboratories, Inc., (2)	440,211
966	Hospira Inc., (2)	31,704
9,693	Johnson & Johnson	667,945
13,525	Merck & Company Inc.	609,978
3,555	Optimer Pharmaceuticals, Inc., (2)	50,197
24,094	Pfizer Inc.	598,736
6,009	Shire Pharmaceuticals Group	532,998
5,980	ViroPharma, Inc.	180,716
1,753	Watson Pharmaceuticals Inc., (2)	149,285
Total Pharmaceuticals	5,584,735
Professional Services – 0.3%
6,314	Equifax Inc.	294,106
2,798	IHS Inc., (2)	272,385
808	Manpower Inc.	29,734
2,197	Robert Half International Inc.	58,506
1,389	Towers Watson & Company, Class A Shares	73,686
3,901	Verisk Analytics Inc, Class A Shares, (2)	185,727
Total Professional Services	914,144
Real Estate Investment Trust – 0.5%
20,439	American Tower REIT Inc.	1,459,140
345	Public Storage, Inc.	48,014
Total Real Estate Investment Trust	1,507,154
Road & Rail – 0.4%
3,987	CSX Corporation	82,730
19,779	Heartland Express, Inc.	264,247
4,374	J.B. Hunt Transports Services Inc.	227,623
9,051	Landstar System	427,931
8,819	Werner Enterprises, Inc.	188,462
Total Road & Rail	1,190,993
Semiconductors & Equipment – 7.6%
15,495	Advanced Micro Devices, Inc., (2)	52,218
9,078	Aixtron AG, Aachen SH	120,011
9,086	Amkor Technology Inc.	39,978
21,237	Analog Devices, Inc.	832,278
10,098	ARM Holdings PLC	282,542
2,443	ASM International NV	82,598
13,719	ASM Lithography Holding NV	736,436
4,315	Atmel Corporation, (2)	22,697
2,227	Cabot Microelectronics Corporation, (2)	78,257
5,293	Cree, Inc., (2)	135,130
1,754	Cymer, Inc., (2)	89,559
2,485	Cypress Semiconductor Corporation, (2)	26,639
5,040	Hittite Microwave Corporation, (2)	279,569
6,984	Integrated Device Technology, Inc., (2)	41,066
632,809	Intel Corporation, (3)	14,352,108
5,743	International Rectifier Corporation, (2)	95,851
11,540	Intersil Holding Corporation, Class A	100,975
4,477	Lam Research Corporation, (2)	142,301
17,996	LSI Logic Corporation, (2)	124,352
2,198	Mellanox Technologies, Limited	223,163
121,609	Micron Technology, Inc., (2)	727,830
8,107	Microsemi Corporation	162,707
72,634	NVIDIA Corporation, (2)	968,938
7,270	NXP Semiconductors NV	181,823
27,886	ON Semiconductor Corporation, (2)	172,057
8,442	PMC-Sierra, Inc., (2)	47,613
5,933	Power Integrations Inc.	180,541
11,023	Rambus Inc.	61,067
5,950	Semtech Corporation	149,643
10,146	Silicon Laboratories Inc.	372,967
44,749	Siliconware Precision Industries Company Limited	246,567
8,537	Skyworks Solutions Inc., (2)	201,174
4,167	Spansion Inc., Class A, (2)	49,671
2,614	Spreadtrum Communications, Inc.	53,744
7,657	Tessera Technologies Inc.	104,748
41,988	Texas Instruments Incorporated	1,156,769
2,197	TriQuint Semiconductor, Inc., (2)	11,095
Total Semiconductors & Equipment	22,706,682
Software – 15.5%
1,606	ACI Worldwide, Inc.	67,870
5,000	Advent Software Inc., (2)	122,850
7,378	Ansys Inc., (2)	541,545
3,584	Ariba Inc.	160,563
2,847	Blackbaud, Inc.	68,100
18,065	Cadence Design Systems, Inc., (2)	232,406
941	CommVault Systems, Inc., (2)	55,237
16,834	Compuware Corporation	166,825
3,694	Concur Technologies, Inc.	272,359
1,596	FactSet Research Systems Inc.	153,886
4,334	Informatica Corporation, (2)	150,867
1,468	JDA Software Group, (2)	46,653
15,000	Micros Systems, Inc., (2)	736,800
760,000	Microsoft Corporation, (3)	22,632,800
1,584	Microstrategy Inc.	212,367
1,330	NetSuite Inc., (2)	84,854
564,163	Oracle Corporation, (3)	17,765,493
12,402	Parametric Technology Corporation	270,364
1,035	Pegasystems, Inc.	30,056
6,511	Progress Software Corporation	139,270
1,862	QLIK Technologies Inc., (2)	41,727
5,191	Quest Software Inc. (2)	145,348
5,477	Red Hat, Inc., (2)	311,860
1,488	Rovi Corporation	21,591
513	Salesforce.com, Inc., (2)	78,330
2,453	Solarwinds, Inc.	136,730
3,202	Solera Holdings Inc.	140,472
2,640	SS&C Technologies Holdings Inc., (2)	66,554
25,778	Synopsys Inc., (2)	851,190
5,497	Tibco Software Inc., (2)	166,174
857	VMware Inc.	82,906
Total Software	45,954,047
Specialty Retail – 2.3%
3,231	Aaron Rents Inc.	89,854
4,472	Advance Auto Parts, Inc.	306,064
18,980	Ascena Retail Group Inc., (2)	407,121
1,094	AutoNation Inc., (2)	47,775
1,202	AutoZone, Inc., (2)	444,343
6,793	Best Buy Co., Inc.	116,772
4,581	CarMax, Inc., (2)	129,642
2,335	Chico’s FAS, Inc.	42,287
3,340	Dick’s Sporting Goods Inc.	173,179
8,570	Gap, Inc.	306,635
11,574	Home Depot, Inc.	698,722
1,409	Limited Brands, Inc.	69,407
15,928	Lowe’s Companies, Inc.	481,663
10,855	PetSmart Inc.	748,778
9,254	Rent-A-Center Inc.	324,630
5,369	Sally Beauty Holdings Inc., (2)	134,708
5,585	Signet Jewelers Limited	272,325
5,134	Tiffany & Co.	317,692
14,382	TJX Companies, Inc.	644,170
8,047	Tractor Supply Company	795,768
2,515	Ulta Salon, Cosmetics & Fragrance, Inc., (2)	242,207
2,384	Williams-Sonoma Inc.	104,824
Total Specialty Retail	6,898,566
Textiles, Apparel & Luxury Goods – 0.2%
2,374	Coach, Inc.	132,991
1,271	Nike, Inc., Class B	120,631
2,496	PVH Corporation	233,923
404	Ralph Lauren Corporation	61,097
Total Textiles, Apparel & Luxury Goods	548,642
Trading Companies & Distributors – 0.1%
4,640	MSC Industrial Direct Inc., Class A	313,014
Wireless Telecommunication Services – 0.9%
13,012	Crown Castle International Corporation, (2)	834,069
15,355	Partner Communications Company Limited	80,614
9,988	SBA Communications Corporation, (2)	628,245
19,244	Telephone and Data Systems Inc.	492,839
13,012	United States Cellular Corporation, (2)	509,160
Total Wireless Telecommunication Services	2,544,927
Total Common Stocks (cost $199,130,009)	303,046,125

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value
Short-Term Investments – 0.3%
$ 969,192	Repurchase Agreement with State Street Bank, dated 9/28/12, repurchase price $969,193, collateralized by $915,000 U.S. Treasury Bonds, 3.125%, due 11/15/41, value $991,618	0.010%	10/01/12	$ 969,192
Total Short Term Investments (cost $969,192)– 0.3%	969,192
Total Investments (cost $200,099,201)–102.2%	304,015,317
Other Assets Less Liabilities – (2.2)% (4)	(6,555,547)
Net Assets – 100%	$ 297,459,770

Investments in Derivatives at September 30, 2012 Call Options Written Outstanding:

Number of	Notional	Expiration	Strike
Contracts	Type	Amount (5)	Date	Price	Value (4)
(100)	NASDAQ 100 INDEX	$ (28,000,000)	10/20/12	$2,800.0	$ (367,500)
(50)	NASDAQ 100 INDEX	(14,250,000)	10/20/12	2,850.0	(76,750)
(100)	NASDAQ 100 INDEX	(28,750,000)	10/20/12	2,875.0	(89,500)
(100)	NASDAQ 100 INDEX	(29,000,000)	11/17/12	2,900.0	(184,500)
(100)	NASDAQ 100 INDEX	(29,250,000)	11/17/12	2,925.0	(126,000)
(450)	Total Call Options (premiums received $1,755,627)	$ (129,250,000)	$ (844,250)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of September 30, 2012:

Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$303,046,125	$ —	$ —	$303,046,125
Short-Term Investments:
Repurchase Agreements	—	969,192	—	969,192
Derivatives
Call Options Written	(844,250)	—	—	(844,250)
Total	$302,201,875	$ 969,192	$ —	$303,171,067

* Refer to the Fund’s Portfolio of Investments for industry classifications.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees.  The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee.  When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of September 30, 2012, the location of these instruments on the Statement of Assets and Liablilities, and the primary underlying risk exposure.

Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives	Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Equity Price	Options	—	$ —	Call options written, at value	$ (844,250)

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2012, the cost of investments (excluding investments in derivatives) was $200,160,120.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at September 30, 2012, were as follows:

Gross unrealized:
Appreciation	$ 114,937,107
Depreciation	(11,081,910)

Net unrealized appreciation (depreciation) of investments	$ 103,855,197

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-Income producing; issuer has not declared a dividend within the past twelve months.
(3)	Investment, or portion of investment, has been pledged as collateral for call options written.
(4)	Other Assets Less Liabilities includes the Value of derivative instruments as listed within Investments in Derivatives at September 30, 2012.
(5)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
ADR	American Depositary Receipt.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) NASDAQ Premium Income & Growth Fund Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 29, 2012

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2012